Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI United Kingdom ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.0%
BAE Systems PLC	3,355,577	$24,888,084
Meggitt PLC	816,776	6,793,296
Rolls-Royce Holdings PLC	1,810,762	16,667,248

		48,348,628

Airlines — 0.1%
easyJet PLC	168,154	2,910,247

Banks — 12.0%
Barclays PLC	18,075,359	40,106,883
HSBC Holdings PLC	21,156,621	157,710,823
Lloyds Banking Group PLC	73,471,456	58,114,122
Royal Bank of Scotland Group PLC	5,047,652	14,768,915
Standard Chartered PLC	2,856,702	25,769,943

		296,470,686

Beverages — 4.4%
Coca-Cola HBC AG	208,729	6,963,069
Diageo PLC	2,478,765	101,478,875

		108,441,944

Capital Markets — 3.0%
3i Group PLC	1,019,637	14,125,429
Hargreaves Lansdown PLC	295,843	7,098,585
London Stock Exchange Group PLC	329,840	29,319,263
Schroders PLC	129,151	5,511,206
St. James’s Place PLC	551,009	7,758,070
Standard Life Aberdeen PLC	2,544,347	10,429,540

		74,242,093

Chemicals — 0.7%
Croda International PLC	134,663	8,674,495
Johnson Matthey PLC	201,027	7,473,219

		16,147,714

Commercial Services & Supplies — 0.6%
G4S PLC	1,636,073	4,425,102
Rentokil Initial PLC	1,924,101	11,072,784

		15,497,886

Diversified Financial Services — 0.3%
M&G PLC(a)	2,664,439	8,133,629

Diversified Telecommunication Services — 0.9%
BT Group PLC	8,766,723	21,722,444

Electric Utilities — 0.7%
SSE PLC	1,079,452	18,151,531

Electrical Equipment — 0.6%
Melrose Industries PLC	5,090,927	15,119,427

Electronic Equipment, Instruments & Components — 0.4%
Halma PLC	397,827	10,837,253

Equity Real Estate Investment Trusts (REITs) — 1.2%
British Land Co. PLC (The)	945,975	7,043,151
Land Securities Group PLC	738,123	9,150,443
Segro PLC	1,139,699	13,179,358

		29,372,952

Food & Staples Retailing — 1.7%
J Sainsbury PLC	1,845,654	5,116,100
Tesco PLC	10,262,527	30,451,893

Security	Shares	Value

Food & Staples Retailing (continued)
Wm Morrison Supermarkets PLC	2,483,944	$6,371,345

		41,939,338

Food Products — 0.5%
Associated British Foods PLC	371,143	12,333,091

Health Care Equipment & Supplies — 0.8%
Smith & Nephew PLC	913,149	20,445,856

Health Care Providers & Services — 0.1%
NMC Health PLC(b)	99,034	3,214,042

Hotels, Restaurants & Leisure — 3.3%
Carnival PLC	170,882	7,190,299
Compass Group PLC	1,662,369	40,736,960
GVC Holdings PLC	605,733	6,672,422
InterContinental Hotels Group PLC	181,214	11,736,427
TUI AG	458,910	6,312,939
Whitbread PLC	139,577	8,306,779

		80,955,826

Household Durables — 1.4%
Barratt Developments PLC	1,066,864	9,201,767
Berkeley Group Holdings PLC	127,578	7,567,918
Persimmon PLC	332,312	10,995,453
Taylor Wimpey PLC	3,421,134	7,710,978

		35,476,116

Household Products — 2.4%
Reckitt Benckiser Group PLC	743,290	58,321,310

Industrial Conglomerates — 0.7%
DCC PLC	101,969	8,715,750
Smiths Group PLC	415,215	8,920,912

		17,636,662

Insurance — 4.5%
Admiral Group PLC	197,146	5,457,180
Aviva PLC	4,104,504	21,438,459
Direct Line Insurance Group PLC	1,432,313	5,658,138
Legal & General Group PLC	6,247,025	22,698,207
Prudential PLC	2,724,318	48,506,573
RSA Insurance Group PLC	1,075,402	7,670,156

		111,428,713

Interactive Media & Services — 0.3%
Auto Trader Group PLC(c)	974,479	7,083,948

Internet & Direct Marketing Retail — 0.3%
Ocado Group PLC(a)	481,552	8,253,262

Machinery — 0.6%
Spirax-Sarco Engineering PLC	76,496	8,831,074
Weir Group PLC (The)	272,903	4,926,117

		13,757,191

Media — 1.8%
Informa PLC	1,311,750	13,428,073
ITV PLC	3,777,814	7,090,462
Pearson PLC	811,451	6,786,793
WPP PLC	1,315,919	17,029,928

		44,335,256

Metals & Mining — 7.5%
Anglo American PLC	1,086,628	28,483,547
Antofagasta PLC	409,692	4,599,851
BHP Group PLC	2,213,223	48,953,964

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Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI United Kingdom ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Evraz PLC	540,214	$2,588,233
Glencore PLC	11,405,046	35,981,181
Rio Tinto PLC	1,183,514	64,319,749

		184,926,525

Multi-Utilities — 2.0%
Centrica PLC	6,096,971	6,326,498
National Grid PLC	3,647,149	41,972,387

		48,298,885

Multiline Retail — 0.7%
Marks & Spencer Group PLC	2,045,325	5,141,780
Next PLC	139,607	12,203,712

		17,345,492

Oil, Gas & Consumable Fuels — 15.1%
BP PLC	21,347,211	132,595,832
Royal Dutch Shell PLC, Class A	4,483,519	128,225,479
Royal Dutch Shell PLC, Class B	3,914,700	110,868,969

		371,690,280

Paper & Forest Products — 0.5%
Mondi PLC	508,827	11,027,604

Personal Products — 2.8%
Unilever PLC	1,162,994	68,868,375

Pharmaceuticals — 10.2%
AstraZeneca PLC	1,374,712	132,617,451
GlaxoSmithKline PLC	5,227,462	118,600,644

		251,218,095

Professional Services — 3.8%
Experian PLC	954,727	31,651,506
Intertek Group PLC	167,866	11,977,152
RELX PLC	2,037,081	49,352,897

		92,981,555

Software — 0.8%
AVEVA Group PLC	67,693	3,991,027
Micro Focus International PLC	358,545	5,253,679
Sage Group PLC (The)	1,132,130	11,038,727

		20,283,433

Specialty Retail — 0.4%
JD Sports Fashion PLC	458,929	4,515,111
Kingfisher PLC	2,205,395	5,987,774

		10,502,885

Textiles, Apparel & Luxury Goods — 0.5%
Burberry Group PLC	428,422	11,659,611

Tobacco — 4.8%
British American Tobacco PLC	2,403,666	95,139,775
Imperial Brands PLC	998,820	22,004,903

		117,144,678

Security	Shares	Value

Trading Companies & Distributors — 1.9%
Ashtead Group PLC	486,020	$14,773,676
Bunzl PLC	348,917	9,581,615
Ferguson PLC	241,481	20,996,555

		45,351,846

Water Utilities — 0.6%
Severn Trent PLC	248,468	7,208,856
United Utilities Group PLC	707,217	7,806,779

		15,015,635

Wireless Telecommunication Services — 2.3%
Vodafone Group PLC	28,050,248	55,643,620

Total Common Stocks — 99.2% (Cost: $2,853,549,104)		2,442,535,564

Preferred Stocks

Aerospace & Defense — .00%
Rolls Royce Holdings PLC, Preference Shares, NVS(a)(d)	78,567,816	101,628

Total Preferred Stocks — 0.0% (Cost: $100,948)		101,628

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(e)(f)(g)	3,403,918	3,405,279
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(e)(f)	950,000	950,000

		4,355,279

Total Short-Term Investments — 0.2% (Cost: $4,355,620)		4,355,279

Total Investments in Securities — 99.4% (Cost: $2,858,005,672)		2,446,992,471

Other Assets, Less Liabilities — 0.6%		15,596,387

Net Assets — 100.0%		$2,462,588,858

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI United Kingdom ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,504,668	899,250	3,403,918	$3,405,279	$5,451	(a)	$317	$(664)
BlackRock Cash Funds: Treasury, SL Agency Shares	868,000	82,000	950,000	950,000	3,100		—	—

				$4,355,279	$8,551		$317	$(664)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE 100 Index	207	12/20/19	$19,720	$336,495

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,442,535,564	$—	$—	$2,442,535,564
Preferred Stocks	—	—	101,628	101,628
Money Market Funds	4,355,279	—	—	4,355,279

	$2,446,890,843	$—	$101,628	$2,446,992,471

Derivative financial instruments(a)
Assets
Futures Contracts	$336,495	$—	$—	$336,495

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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